Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.    COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As lessee

The Group has entered into lease agreements for business office and certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2019 were as follows:

	Year Ended December 31,
	2019	2019
	RMB	USD
2020	95,832,417	13,765,465
2021	98,443,524	14,140,527
2022	84,716,637	12,168,784
2023	77,391,692	11,116,621
2024	66,291,320	9,522,152
Thereafter	346,317,562	49,745,405
Total	768,993,152	110,458,954

As lessor

The Group subleases its leased assets under operating lease arrangements for terms ranging from one to twenty years. The terms of the leases generally also require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions.

At 31 December 2019, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2019	2019
	RMB	USD
2020	68,958,773	9,905,308
2021	59,328,993	8,522,077
2022	56,454,340	8,109,159
2023	51,396,861	7,382,697
2024	48,665,175	6,990,315
Thereafter	270,004,257	38,783,685
Total	554,808,399	79,693,241

Litigation and contingencies

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.